Note 8 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Income Statements ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Net Revenues	¥ 108,133		¥ 72,645	¥ 125,961
Net loss	(14,554)		(9,636)	(3,767)
Net cash used in operating activities	281,304	$ 43,426	261,649	185,945
Net cash generated from (used in) investing activities	(1,131,551)	(174,681)	(445,395)	(419,308)
Net cash generated from financing activities	(143,708)	$ (22,185)	(7,817)	3,350
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net cash used in operating activities	37,943		(49,782)	(13,500)
Net cash generated from (used in) investing activities	¥ (31,682)		14,709	¥ 12,041
Net cash generated from financing activities			¥ 33,370